LOANS RECEIVABLE - Provision/reversal for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOANS RECEIVABLE
Beginning balance	$ 10,973	$ 11,263	$ 11,180
Provision (reversal)	668	(103)	1,029
Foreign currency translation adjustments	(168)	(187)	(946)
Ending balance	$ 11,473	$ 10,973	$ 11,263